UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period: 09/30/16

Item 1. Schedule of Investments.

Schedule of INVESTMENTS September 30, 2016 (unaudited), all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes Δ - 32.8%
ABAG Finance Authority For Nonprofit Corporations, Sharp HealthCare, Series 2009C (LOC: Citibank)
0.810%, 08/01/2035	$35,000	$35,000
Airport Commission City and County of San Francisco, California, International Airport, Issue 36B (LOC: Bank of Tokyo-Mitsubishi UFJ)
0.730%, 05/01/2026	28,290	28,290
Arizona Health Facilities Authority, Banner Health, Series 2015C (LOC: Bank of America)
0.880%, 01/01/2046	26,000	26,000
California Health Facilities Financing Authority, Scripps Health, Series 2010C (LOC: Northern Trust Company)
0.870%, 10/01/2040	25,850	25,850
City of Chicago, Chicago O’Hare International Airport, Series 2005C (LOC: Citibank)
0.830%, 01/01/2035	25,000	25,000
City of Lafayette, Colorado, Multifamily Housing, The Traditions at Lafayette Project, Series 2011A
0.870%, 10/01/2044	12,350	12,350
Clark County, Nevada Airport System, Series 2008A-2 (AMT) (LOC: State Street Bank & Trust Co)
0.880%, 07/01/2022	30,885	30,885
Clark County, Nevada Airport System, Series 2008B-3 (AMT) (LOC: State Street Bank & Trust Co)
0.860%, 07/01/2022	24,200	24,200
Clark County, Nevada Airport System, Series 2008B-3 (AMT) (LOC: State Street Bank & Trust Co)
0.880%, 07/01/2029	37,900	37,900
Clark County, Nevada Airport System, Series 2008C-3 (AMT) (LOC: Sumitomo Mitsui Banking Corp)
0.860%, 07/01/2029	30,075	30,075
Connecticut State Development Authority, PJ-Rand/Whitney (AMT) (LOC: Bank of Montreal)
0.870%, 08/01/2023	16,200	16,200
County of Hamilton, Ohio, The Elizabeth Gamble Deaconess Home Association, Series 2002A (LOC: Northern Trust Company)
0.880%, 06/01/2027	10,300	10,300
County of Riverside Asset Leasing Corporation, Southwest Justice Center Refunding, Series 2008A (LOC: Wells Fargo Bank)
0.820%, 11/01/2032	36,915	36,915
County of Sacramento Special Facilities Airport, The Cessna Aircraft Company Project, Series 1998 (AMT) (LOC: Bank of America)
0.900%, 11/01/2028	8,800	8,800
District of Columbia Multimodal Revenue, Medlantic/Helix Issue, Series 1998A Tranche III (LOC: PNC Bank)
0.860%, 08/15/2038	22,250	22,250
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
0.870%, 04/01/2038	20,000	20,000
Florida Housing Finance Corporation, Cutler Riverside Apartments, Series 2008I (AMT)
0.900%, 06/01/2048	9,900	9,900
Illinois Finance Authority, St. Ignatius College Prep. Project, Series 2006 (LOC: PNC Bank)
1.050%, 12/01/2036	11,700	11,700
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.840%, 03/01/2033	28,560	28,560
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011B (LOC: Bank of New York Mellon)
0.830%, 03/01/2033	20,000	20,000
Industrial Development Authority of Fairfax County, Virginia, Inova Health System Project, Series 2005C-1 (LOC: Northern Trust Company)
0.940%, 05/15/2026	4,305	4,305
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B (LOC: Bank of America)
0.860%, 07/01/2043	22,450	22,450
Metropolitan Washington Airports Authority, Series 2010C-1 (AMT) (LOC: Sumitomo Mitsui Banking Corp)
0.910%, 10/01/2033	49,625	49,625
Metropolitan Washington Airports Authority, Series 2010C-2 (LOC: Sumitomo Mitsui Banking Corp)
0.900%, 10/01/2039	19,800	19,800

DESCRIPTION	PAR	VALUE >
Michigan Finance Authority, School Loan Revolving Fund Reserve and Refunding Bonds, Series 2010A (LOC: PNC Bank)
0.870%, 09/01/2050	24,800	24,800
Nassau Health Care Corporation, Series 2009C2 (LOC: Wells Fargo Bank)
0.820%, 08/01/2029	24,730	24,730
New Jersey Housing and Mortgage Finance Agency, Series 2013-6 (LOC: Citibank)
0.850%, 11/01/2037	16,170	16,170
New York State Housing Finance Agency, 855 Sixth Avenue Housing, Series 2013A (LOC: Wells Fargo Bank)
0.860%, 11/01/2047	24,000	24,000
New York State Housing Finance Agency, Series 2007A (LOC: Federal Home Mortgage Corporation)
0.780%, 11/01/2041	33,200	33,200
New York State Housing Finance Agency, Series 2014A (LOC: Bank of New York Mellon)
0.830%, 05/01/2049	32,000	32,000
Oneida County Industrial Development Agency, Champion Home Builders Co. Facility, Series 199 (AMT) (LOC: Wells Fargo Bank)
0.950%, 06/01/2029	6,820	6,820
State of Illinois, Series 2003B-6 (LOC: Northern Trust Company)
0.860%, 10/01/2033	18,000	18,000
Sunshine State Governmental Financing Commission, Series 2010A (LOC: Bank of New York Mellon)
0.860%, 09/01/2035	33,505	33,505
Tarrant County Cultural Education Facilities Finance Corporation, CHRISTUS Health, Series 2008C-2 (LOC: Bank of New York Mellon)
0.840%, 07/01/2047	8,305	8,305
Texas Department of Housing and Community Affairs, Reading Road Apartments, Series 2003A (AMT) (LOC: Federal Home Loan Mortgage Corporation)
0.910%, 07/01/2036	8,550	8,550
The Calhoun County Navigation District, Formosa Plastics Corporation, Texas Project, Series 2002 (AMT) (LOC: Citibank)
0.900%, 09/01/2032	10,000	10,000
The Calhoun County Navigation District, Formosa Plastics Corporation, Texas Project, Series 2004 (AMT) (LOC: Citibank)
0.900%, 05/01/2034	13,775	13,775
The Industrial Development Authority of The County of Maricopa, Redman Homes, Inc. Project, Series 1999 (AMT) (LOC: Wells Fargo Bank)
0.940%, 04/01/2029	5,610	5,610
The School District of Philadelphia, Series C of 2016 (LOC: PNC Bank)
0.880%, 09/01/2030	15,000	15,000
Washington State Housing Finance Commission, Multifamily Housing, Merrill Gardens Kirkland Project, Series 2007A (AMT) (LOC: Bank of America)
0.900%, 04/15/2041	15,000	15,000
Total Variable Rate Demand Notes
(Cost $845,820)		845,820

Certificates of Deposit - 10.6%
Banco del Estado de Chile/NY
0.410%, 10/03/2016	50,000	50,000
1.104%, 04/04/2017 Δ	35,000	35,000
Bank of Nova Scotia/Houston
0.600%, 10/03/2016	50,000	50,000
DZ Bank/NY
0.750%, 10/03/2016	30,000	30,001
Royal Bank of Canada/NY
0.813%, 11/03/2016 Δ	58,500	58,500
Svenska Handelsbanken/NY
0.560%, 10/03/2016	50,000	50,000
Total Certificates of Deposit
(Cost $273,501)		273,501

Asset Backed Commercial Paper € - 7.0%
Atlantic Asset Securitization Corp
0.313%, 10/03/2016	13,400	13,400
Barton Capital LLC
0.410%, 10/03/2016	50,000	49,999
Fairway Finance Corp
0.400%, 10/12/2016 ■	45,000	44,994
Gotham Funding Corp
0.650%, 10/31/2016 ■	20,000	19,989
Old Line Funding LLC
0.390%, 10/03/2016	51,002	51,001
Total Asset Backed Commercial Paper
(Cost $179,383)		179,383

DESCRIPTION	PAR	VALUE >
Non-Financial Company Commercial Paper€ - 6.2%
NetJets Inc
0.350%, 10/03/2016	75,000	74,999
Toyota Motor Credit Corp
0.571%, 10/03/2016	50,000	49,999
Unilever Capital Corp
0.330%, 10/03/2016	35,000	34,999
Total Non-Financial Company Commercial Paper
(Cost $159,997)		159,997

Non-Negotiable Time Deposits - 4.9%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.290%, 10/03/2016	40,000	40,000
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
0.290%, 10/03/2016	85,000	85,000
Total Non-Negotiable Time Deposits
(Cost $125,000)		125,000

Other Instruments Δ - 4.2%
Svenska Handelsbanken AB
0.913%, 12/02/2016	54,250	54,249
Westpac Banking Corp
1.162%, 12/01/2016 ■	53,250	53,250
Total Other Instruments
(Cost $107,499)		107,499

Financial Company Commercial Paper € - 1.9%
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.460%, 10/04/2016	50,000	49,998
(Cost $49,998)

Investment Companies Ω - 2.5%	SHARES
Goldman Sachs Financial Square Money Market Fund, 0.442%	48,539,818	48,540
JPMorgan Prime Money Market Fund, 0.497%	14,432,999	14,433
Total Investment Companies
(Cost $62,973)		62,973

U.S. Government Agency Repurchase Agreement - 1.9%	PAR
Bank of Nova Scotia/NY
0.470%, dated 9/30/2016, matures 10/03/2016, repurchase price $50,001 (collateralized by government agency obligations: Total market value $51,000)	$50,000	$50,000
(Cost $50,000)

U.S. Treasury Repurchase Agreement - 8.7%
Federal Reserve Bank of New York
0.250%, dated 9/30/2016, matures 10/03/2016, repurchase price $225,002 (collateralized by U.S. Treasury obligations: Total market value $225,005)	225,000	225,000
(Cost $225,000)

Other Repurchase Agreements - 15.3%
BNP Paribas Securities Corp
0.680%, dated 9/30/2016, matures 10/03/2016, repurchase price $35,001 (collateralized by various securities: Total market value $36,751)	35,000	35,000
0.700%, dated 8/30/2016, matures 10/04/2016, repurchase price $30,020 (collateralized by various securities: Total market value $31,500)	30,000	30,000
0.700%, dated 9/30/2016, matures 11/04/2016, repurchase price $30,020 (collateralized by various securities: Total market value $31,501) ∞	30,000	30,000
HSBC Securities (USA) Inc
0.500%, dated 9/30/2016, matures 10/03/2016, repurchase price $90,001 (collateralized by various securities: Total market value $94,502)	90,000	90,000
ING Financial Markets LLC
0.500%, dated 9/30/2016, matures 10/03/2016, repurchase price $85,001 (collateralized by various securities: Total market value $89,252)	85,000	85,000
JP Morgan Securities LLC
0.800%, dated 8/30/2016, matures 10/04/2016, repurchase price $50,039 (collateralized by various securities: Total market value $52,500)	50,000	50,000
0.800%, dated 9/30/2016, matures 11/04/2016, repurchase price $50,039 (collateralized by various securities: Total market value $52,500) ∞	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.650%, dated 9/30/2016, matures 11/04/2016, repurchase price $25,016 (collateralized by various: Total market value $26,250) ∞	25,000	25,000
Total Other Repurchase Agreements
(Cost $395,000)		395,000

Total Investments ▲ - 96.0%
(Cost $2,474,171)		2,474,171
Other Assets and Liabilities, Net - 4.0%		103,152
Total Net Assets - 100.0%		$2,577,323

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2016.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of September 30, 2016, the value of these investments was $118,233 or 4.6% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2016.

∞	Security considered illiquid. As of September 30, 2016, the value of these investments was $105,000 or 4.1% of total net assets.

▲	On September 30, 2016, the cost of investments for federal income tax purposes was approximately $2,474,171. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, are both $0.

AMT - Alternative Minimum Tax. As of September 30, 2016, the total value of securities subject to AMT was $267,340 or 10.4% of total net assets.
LOC - Letter of Credit

Summary of Fair Value Exposure

Generally accepted accounting principles require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 are those instruments valued pursuant to Rule 2a-7 at amortized cost which approximates the fair value of a security.
Level 3 - Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2016 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Variable Rate Demand Notes	$—	$845,820	$—	$845,820
Other Repurchase Agreements	—	395,000	—	395,000
Certificates of Deposit	—	273,501	—	273,501
U.S. Treasury Repurchase Agreement	—	225,000	—	225,000
Asset Backed Commercial Paper	—	179,383	—	179,383
Non-Financial Company Commercial Paper	—	159,997	—	159,997
Non-Negotiable Time Deposits	—	125,000	—	125,000
Other Instruments	—	107,499	—	107,499
U.S. Government Agency Repurchase Agreement	—	50,000	—	50,000
Financial Company Commercial Paper	—	49,998	—	49,998
Investment Companies	62,973	—	—	62,973
Total Investments	$62,973	$2,411,198	$—	$2,474,171

During the nine-month period ended September 30, 2016, the portfolio recognized no transfers between fair value levels or level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$50,000	$—	$—	$50,000
U.S. Treasury	225,000			225,000
Other	210,000	80,000	105,000	395,000
Total Borrowings	$485,000	$80,000	$105,000	$670,000

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: November 29, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: November 29, 2016